Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-based compensation

10. Share-based compensation

2024 Equity Incentive Plan

On December 30, 2024, the board of directors of the Company approved and adopted an equity incentive plan, which authorized a maximum number of 1,000,000 ordinary shares of the Company available for issuance to the directors, officers, managers, employees, consultants or advisors (and prospective directors, officers, managers, employees, consultants and advisors) of the Company and its affiliates.

As of December 31, 2025 and 2024, 1,000,000 and nil Class A Ordinary Shares have been granted under the 2024 Equity Incentive Plan, respectively.

Share awards

During the year ended December 31, 2025, the Company entered into share award agreements with certain consultants, issuing in aggregate of 1,000,000 Class A Ordinary Shares. These 1,000,000 Class A Ordinary Shares were issued and were legal vested upon the grant date and the agreement included a voluntary resignation clawback provision. Under this provision, if the consultants voluntarily resign (other than a change in control) or is terminated for cause during the requisite service period, the consultants are required to compensate the Company a pro-rated cash refund based on the remaining unserved portion of the requisite service period. The Company has determined that this clawback provision substantively represents a service condition. Accordingly, the total fair value of the award is being recognized as compensation expense on a straight-line basis over the requisite service period. The issuance of these shares resulted in a $4,815,100 increase to share capital, with a corresponding debit to a deferred share-based compensation (contra-equity) account within shareholders’ equity. This contra-equity balance is reduced as compensation expense is recognized over the requisite service period. The fair values of the shares were determined based on the closing price of the Company’s shares on each grant date, with a weighted average grant date fair value of $4.82 per Class A Ordinary Share.

As of December 31, 2025 and 2024, there were $3,873,878 and nil unrecognized compensation costs related to the above share awards. As of December 31, 2025, the weighted average remaining period for recognition was 4.01 years.

During the years ended December 31, 2025, 2024 and 2023, the Company recognized share-based compensation of $941,222, nil and nil, respectively, in connection with the above share awards.